Goodwill - Additional Information (Detail) $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 15, 2017
Indefinite-lived Intangible Assets [Line Items]
Goodwill	¥ 162,574,000	$ 24,916	¥ 162,574,000
Goodwill, accumulated impairment loss	¥ 0		¥ 0
Tasgen Group [Member]
Indefinite-lived Intangible Assets [Line Items]
Voting Interests Acquired				66.67%